Trading Assets and Liabilities	12 Months Ended
Dec. 31, 2011
Trading Securities [Abstract]
Trading Assets and Liabilities [Text Block]
NOTE 4 - TRADING ASSETS AND LIABILITIES
The fair values of the components of trading assets and liabilities at December 31 were as follows:

(Dollars in millions)	2011	2010
Trading Assets
U.S. Treasury securities	$144	$187
Federal agency securities	478	361
U.S. states and political subdivisions	54	123
MBS - agency	412	301
MBS - private	1	15
CDO securities	45	55
ABS	37	59
Corporate and other debt securities	344	743
CP	229	14
Equity securities	91	221
Derivative contracts [1]	2,414	2,743
Trading loans [2]	2,030	1,353
Total trading assets	$6,279	$6,175
Trading Liabilities
U.S. Treasury securities	$569	$439
Corporate and other debt securities	77	398
Equity securities	37	—
Derivative contracts [1]	1,123	1,841
Total trading liabilities	$1,806	$2,678

[1]The current year amount is offset with cash collateral received from or deposited with derivative counterparties when the derivative contracts are subject to ISDA master netting arrangements, due to resolution during the year of certain operational limitations. This presentation is in accordance with applicable accounting standards and applied prospectively.
[2]Includes loans related to TRS.
See Note 20, “Contingencies,” to the Consolidated Financial Statements for information concerning ARS added to trading assets in 2008 as well as the current position in those assets at December 31, 2011.
Trading instruments are used as part of the Company’s overall balance sheet management strategies and through its broker/dealer subsidiary, to support client requirements. The Company manages the potential market volatility associated with the trading instruments, utilized for balance sheet management, with appropriate duration and/or hedging strategies. The size, volume and nature of the trading instruments can vary based on economic and Company specific asset or liability conditions. Product offerings to clients include debt securities, loans traded in the secondary market, equity securities, derivative and foreign exchange contracts, and similar financial instruments. Other trading activities include acting as a market maker in certain debt and equity securities and related derivatives. The Company has policies and procedures to manage market risk associated with these client trading activities and assumes a limited degree of market risk by managing the size and nature of its exposure. The Company has pledged $770 million and $823 million of certain trading assets and cash equivalents to secure $747 million and $793 million of repurchase agreements as of December 31, 2011 and 2010, respectively.